SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
25.          SUBSEQUENT EVENTS

In January 2020, the Company, through its wholly-owned subsidiaries, entered into an agreement to acquire 100% shares of Phoenix Labs, Inc. through cash consideration.

The recent outbreak of global coronavirus (COVID-19) pandemic has resulted in quarantines, travel restrictions and temporary closure of stores and facilities in many countries. These measures and policies are likely to have adverse effects on global markets and businesses. The impact of the pandemic on the Company’s business is highly uncertain and cannot be reasonably estimated at this time.